Summary of Significant Accounting Policies and Practices - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 05, 2016 $ / shares
Summary Of Significant Accounting Policies And Practices [Line Items]
Foreign currency translation rate			6.9618				6.9618
Cash and cash equivalents	$ 8,744					¥ 60,871	¥ 8,908
Restricted cash	3,663					25,500	38,000
Allowance for doubtful accounts	120		$ 265		¥ 2,467	833	¥ 1,847	¥ 3,213
Depreciation expense recorded in cost of goods sold	$ 5,954	¥ 41,451		¥ 44,509	¥ 42,877
Depreciation recorded in cost of goods sold, percent	37.30%	37.30%	42.70%	42.70%	39.60%
Depreciation recorded in administrative and selling expenses, percent	62.70%	62.70%	57.30%	57.30%	60.40%
Loss on impairment of assets	$ 0	¥ 0		¥ 0	¥ 0
Research and Development Expense	$ 1,357	¥ 9,449		14,553	9,464
Value Added Tax Rate	13.00%	13.00%
Working Capital Deficiency	$ 15,796					¥ 109,971
Net losses	$ (1,632)	¥ (11,363)	$ 1,632	¥ 22,172	¥ 46,003
Common Stock, Par or Stated Value Per Share	$ 0.519008		$ 0.519008						$ 0.519008
Scenario, Previously Reported [Member]
Summary Of Significant Accounting Policies And Practices [Line Items]
Common Stock, Par or Stated Value Per Share									$ 0.129752